RULE 497 (e)
                                                033-61122, 033-02460, 033-74092,
                                                          333-124048, 333-53836,
                                                          333-112217, 333-112372

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT K

                        SUPPLEMENT DATED FEBRUARY 3, 2006
                         TO PROSPECTUS DATED MAY 1, 2005

RYDEX VARIABLE TRUST

      Effective February 3, 2006, the following Investment Portfolios will also be available:


              Rydex Variable Trust Core Equity Fund
              Rydex Variable Trust Absolute Return Strategies Fund Rydex Variable Trust Hedged Equity Fund

      The third sentence of the fourth paragraph under the section entitled "Short-Term Trading Risk" is amended in its entirety to read as follows:


      As of the date of this prospectus, the only Investment Options which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Core Equity Fund, and Rydex Hedged Equity Fund which do not permit active trading), the Potomac Dynamic VP HY Bond Fund and the 40/86 Money Market Portfolio.


      Appendix A of Jefferson National Life Annuity Account G and Jefferson National Life Annuity Account I, and Appendix B of Jefferson National Life Annuity Account C, Jefferson National Life Annuity Account E, Jefferson National Life Annuity Account J, and Jefferson National Life Annuity Account K are hereby amended to include the following Investment Portfolio summaries under the heading "Rydex Variable Trust":

RYDEX VARIABLE TRUST CORE EQUITY FUND

The Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by

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the Russell 3000(R) Index. The Fund pursues its investment objective by investing in a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges. The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each.

RYDEX VARIABLE TRUST ABSOLUTE RETURN STRATEGIES FUND

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, fixed income, commodities, currencies, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spread and duration neutral default spreads.

RYDEX VARIABLE TRUST HEDGED EQUITY FUND

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by long/short hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, and merger arbitrage spreads.



PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-01.06